Other Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
Note 10.	Other Accrued Expenses and Other Current Liabilities

	December 31,
	2010	2011
	(in thousands)

Accrued mask, mold fees and other expenses for RD	$7,080	8,211
Payable for purchases of equipment	739	2,276
Accrued software maintenance	1,700	1,830
Accrued payroll and related expenses	3,356	3,837
Accrued professional service fee	1,438	1,210
Accrued warranty costs	679	78
Accrued insurance, welfare expenses, etc.	8,613	5,721
	$23,605	23,163

The movement in accrued warranty costs for the years ended December 31, 2009, 2010 and 2011 is as follows:

Period	Balance at beginning of year	Additions (reversal) charged to expense	Amounts utilized	Balance at end of year
	(in thousands)
Year ended December 31, 2009	$249	2,920	(2,490)	679
Year ended December 31, 2010	$679	3,772	(3,772)	679
Year ended December 31, 2011	$679	(321)	(280)	78